NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS	NEWBUILDINGS AND VESSEL PURCHASE DEPOSITSDuring the six months ended June 30, 2021, the Company paid total installments of $14.5 million in relation to two dual-fuel 7,000 Car Equivalent Unit ("CEU") newbuilding car carriers, currently under construction. The vessels are expected to be delivered in 2023 and will immediately commence a 10-year period time-charter with Volkswagen Group.Also during the six months ended June 30, 2021, the Company entered into a Memorandum of Agreement with an unrelated party for the acquisition of a 5,300 Twenty-foot Equivalent Unit ("TEU") container vessel. The vessel is expected to be delivered to the Company in the third quarter of 2021. A deposit of $4.3 million was paid by the Company in relation to the acquisition of the vessel in March 2021.